March 31, 2011



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           1
First Quarter
Report 2011
















               Volumetric Fund, Inc.

                     (Logo)













To our shareholders:

   We are pleased to report that Volumetric Fund's net asset value (NAV) advanced 8.3% in the first quarter of 2011. This was the stock market and the Fund's best first quarter since 1998. Our NAV jumped $1.45 from $17.39 to $18.84 during the period. Volumetric Fund also posted a solid 20.5% gain in the 12 months ending March 31. By the way, as indicated in the table below, we continue to outperform the market not only in 2011 but also since we introduced the 'Volume and Range' system in 2000.

			 First Quarter      Since
		       	   2011  	  9/1/2000*

  Volumetric Fund          + 8.3%           + 53.8%
  S&P 500 Index            + 6.0            - 12.4
  NYSE Index               + 6.3            + 18.4
  Dow-Jones 30             + 6.9            + 10.1
  NASDAQ Comp.             + 5.2            - 34.1

*Introduction of 'Volume and Range' system

   The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in Volumetric Fund since its inception on January 1, 1979, soared to $206,519, just a touch below its all-time record high of $207,282. This is equivalent to a 9.84% compounded growth rate since our inception 32 years ago.


PORTFOLIO REVIEW

   At the end of the first quarter we had 72 securities in our portfolio. Our average stock is up 40.6%. Our portfolio contains 65 gainers and 7 minor losers. Our cash position, as of March 31, was 14.4%, up slightly from 12.6% as of December 31, 2010. As of March 31, our best percentage gainer was Citrix Systems, which has more than tripled, with a 216% gain. Our worst performer was Hewlett-Packard with an 11% loss.

   During the first quarter, we purchased 17 stocks and sold 18, as indicated below:

   Purchases:  Arkansas Best Corp., Ashland,
Children's Place Retail Stores, Constellation Energy, Equinix Inc., General Mills, Goodrich, Hewlett-Packard, Hospira Inc., International Game Technology, Jefferies Group Inc., L-3 Communication, Radio Shack, Ruddick, Seagate Technology, Teleflex and Ultra Petroleum.

   Sales: Aqua America, Bristol-Myers Squibb, Cubic Corp., Ebay, FMC Corp., Kohl's, Mattel, McDonalds, MDC Holdings, Meredith, Motorola Mobility, Newmont Mining, Southwest Airlines, SPDR Financial ETF, Target, Texas Roadhouse, Travelers Corp. and West Pharmaceutical Services. We also sold half of our position in Citrix Systems with an 167% realized gain. Among our stocks we sold in the first quarter, the three most profitable were: FMC Corporation with a 41% realized gain, Aqua America with a 37% realized gain and Ebay with a 35% realized gain.

   Currently, our top ten common stocks are the following:

             TOP TEN COMMON STOCK HOLDINGS*
             ------------------------------
                    (as of 3/31/2011)

                               % of Total  % Gain
    Timberland                   2.04       148.9
    Panera Bread                 1.71       127.4
    Deere & Co.                  1.61       100.4
    Mastech                      1.59        96.5
    Stanley Black & Decker       1.58	    129.8
    Altera	                 1.58        84.4
    NVIDIA	                 1.49        84.1
    Helmerich & Payne	         1.42        59.2
    Arrow Electronics	         1.41	     65.7
    Cypress Semiconductor        1.39	     73.8

     *Indices and Exchange traded funds (ETFs) are not included


ANNUAL MEETING

	The annual meeting of shareholders will be held at 8 p.m., Thursday, June 9, 2011, at the Holiday Inn, 329 Route 303, Orangeburg, New York. Invitations and proxy statements will be sent to shareholders in early
May. Shareholders of record at the close of business on April 15, 2011, are entitled to receive proxy material and an invitation to attend the meeting.

At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of BBD, LLP, as independent registered public accounting firm of the Fund for calendar year 2011. We will also review the Volumetric's year-to-date performance.


PRIVACY POLICY

   According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to
their clients and shareholders   annually. To meet this requirement, our
fund's privacy policy is described in the following paragraphs. Volumetric Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

   We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

   We limit information about you to those of our employees who are involved in servicing your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.

UPDATE AND OUTLOOK

   The first few days of April started out well for the market. Consequently, on April 6, the Volumetric Index reached an all-time record high of $208,952. At the same time our NAV climbed to $19.06, also a record high, when it is adjusted for the Fund's prior dividend distributions.

   The market has started to weaken on April 7, due mostly to profit taking and some negative developments. Although the market and the S&P 500 index have declined slightly since the end of the first quarter, Volumetric advanced. For example, as of April 15, our NAV stood at $18.87. It is up 8.5% year-to-date. Meanwhile, the Standard & Poor's 500 Index moved up only 4.9% in the same period.

   Our stocks continue to do well. Our average stock is up 40.4%.
Currently, our top five percentage gainers are: Citrix Systems, up 220%, Timberland, up 161%, Stanley Black & Decker, up 131%, Panera Bread, up 123% and Mastech up 95%. Our cash position is unchanged since the end of the first quarter. It remains at 14%

   As indicated in our 2010 Annual Report, we continue to remain optimistic for the market this year. The main reason for our positive outlook is extremely low interest rates. A return of less than 1% in money market funds makes stocks, especially those with reasonable dividends, more attractive. Also, the year of 2011 is the third year in the election year cycle. Years just before presidential elections are traditionally good for the market and are bullish. Most of all, we are very confident in our proven and proprietary 'Volume and Range' system.

   We appreciate your continued support. If you wish to add to your account, please enclose your check or money order in the prepaid envelope with the proxy. As you know, you can follow our NAV daily on our website: Volumetric.com. Also, you may type in our ticker symbol, VOLMX, on any stock market website. We hope to see many of you at our annual meeting. Please do not hesitate to call us, if you have any questions.

April 16, 2011

                Sincerely,


/s/ Gabriel Gibs                  /s/ Irene Zawitkowski


Gabriel Gibs			   Irene Zawitkowski
Chairman & CEO		           President











	                    VOLUMETRIC FUND, INC.
 	                  STATEMENT OF NET ASSETS
	                       March 31, 2011
	                         (Unaudited)

Equities: 	85.6%
SHARES	COMPANY	                                                VALUE
 	Aerospace/Defense: 3.6%
 2,600	Goodrich Corp.	                                      $222,378
 3,200	Rockwell Automation	                               302,880
 3,300	United Technologies	                               279,345
                                                             ---------
		                                               804,603
                                                             ---------
	Auto/Auto Parts: 1.4%
10,000	Gentex	                                               302,500
                                                             ---------
	Business Services: 2.3%
 8,500	Iron Mountain	                                       265,455
 5,200	Omnicom Group	                                       255,112
                                                             ---------
		                                               520,567
                                                             ---------
	Chemicals: 5.7%
 2,700	Air Products & Chemicals	                       243,486
 3,200	Ashland, Inc.	                                       184,832
 5,200	DuPont de Nemours	                               285,844
 2,900	Eastman Chemical	                               288,028
 4,200	International Flavors & Fragrances	               261,660
                                                             ---------
 		                                             1,263,850
                                                             ---------
 	Communications: 1.6%
 2,700	L-3 Communication	                               211,437
 3,214	Motorola Solutions	                               143,634
                                                             ---------
		                                               355,071
                                                             ---------
	Computers/Hardware: 1.8%
 4,400	Hewlett-Packard	                                       180,268
15,500	Seagate Technology PLC	                               223,278
                                                             ---------
		                                               403,546
                                                             ---------
	Computers/Software: 3.0%
 4,200	Ansys, Inc.*	                                       227,598
 3,200	Citrix Systems*	                                       235,072
 2,300	Equinix*	                                       209,530
                                                             ---------
	 	                                               672,200
                                                             ---------
	Consumer Products: 2.0%
11,000	Timberland Co., Class A*	                       454,190
                                                             ---------
	Drugs: 1.0%
11,500	Pfizer	                                               233,565
                                                             ---------
	Electrical/Semiconductor: 6.6%
 8,000	Altera	                                               352,160
 7,500	Arrow Electronics*	                               314,100
16,000	Cypress Semiconductor*	                               310,080
18,000	NVIDIA*	                                               332,280
 1,100	W.W. Grainger, Inc.	                               151,448
                                                             ---------
		                                             1,460,068
                                                             ---------
	Financial Services: 1.0%
 8,500	Jefferies Grooup	                               211,990
                                                             ---------
`	Foods/Beverage: 3.3%
 3,400	Coca Cola	                                       225,556
 6,000	General Mills	                                       219,300
 4,800	Hansen Natural Corp.*	                               289,104
                                                             ---------
		                                               733,960
                                                             ---------
	Forest Products: 2.5%
 8,200	Leucadia National	                               307,828
 8,500	Packaging Corporation of America	               245,565
                                                             ---------
		                                               553,393
                                                             ---------
	Gold: 1.2%
18,200	Harmony Gold Mining Co Ltd Spons ADR	               270,634
                                                             ---------
 	Indexes: 5.6%
 3,700	Dow-Jones Industrial Trust ETF	                       455,174
 5,900	SPDR S&P 500 Trust ETF	                               782,281
                                                             ---------
		                                             1,237,455
                                                             ---------
	Insurance: 0.8%
12,200	Fidelity National Financial, Class A	               172,386
                                                             ---------
	Internet: 1.0%
13,200	Yahoo Inc.*	                                       220,176
                                                             ---------
	Leisure: 3.0%
 5,700 	Disney, Walt	                                       245,613
11,000 	Electronic Arts Co.*	                               214,830
13,300 	International Game Technology	                       215,859
                                                             ---------
		                                               676,302
                                                             ---------



SHARES	COMPANY	                                                VALUE
	Machinery: 6.9%
 3,500 	Ball Corporation	                              $250,950
                                                             ---------
 3,700 	Deere & Co.	                                       358,493
 3,900 	Fluor Corp.	                                       287,274
 3,000 	Parker-Hannifin	                                       284,040
 4,600 	Stanley Black & Decker	                               352,360
                                                             ---------
   	 	                                             1,533,117
                                                             ---------
	Materials/Metals: 3.6%
15,000 	Alcoa Inc. 	                                       264,900
 4,400 	Reliance Steel & Aluminum	                       254,232
14,000 	Worthington Industries	                               292,880
                                                             ---------
		                                               812,012
                                                             ---------
	Medical/Health : 4.8%
 4,000 	Baxter International	                               215,080
 2,000 	C.R. Bard	                                       198,720
 4,000 	Hospira	                                               220,800
 6,900 	Lincare Holdings	                               204,654
 8,400 	PSS World Medical*	                               227,745
                                                             ---------
		                                             1,066,999
                                                             ---------
	Misc./Diversified: 4.7%
17,000 	Mastech*	                                       353,600
 3,100 	SPX Corp.	                                       246,109
 3,700 	Teleflex	                                       214,563
 7,794 	Waste Connections Inc.	                               224,389
                                                             ---------
		                                             1,038,661
                                                             ---------
	Oil/Energy: 6.0%
 3,000	Hess	                                               255,630
 4,600	Helmerich & Payne	                               315,974
 3,300	Murphy Oil	                                       242,286
 6,600	Sunoco	                                               300,894
 4,300	Ulltra Petroleum	                               211,775
                                                             ---------
		                                             1,326,559
                                                             ---------
	Precision Instruments: 1.3%
 4,700	Thomas & Betts*	                                       279,509
                                                             ---------
	Real Estate: 1.1%
 7,500	Mack-Cali Realty	                               254,250
                                                             ---------
	Restaurants: 1.7%
 3,000	Panera Bread, Class A*	                               381,000
                                                             ---------
	Retail: 4.2%
 3,700	Costco Wholesale	                               271,284
 4,400	Children's Place	                               219,252
14,000	Radio Shack	                                       210,140
 5,900	Ruddick	                                               227,740
                                                             ---------
		                                               928,416
                                                             ---------
	Transportation: 3.1%
 8,300	Arkansas Best	                                       215,136
 5,500	JB Hunt Transportation Services	                       249,810
 3,400	Norfolk Southern	                               235,518
                                                             ---------
		                                               700,464
                                                             ---------
	Utilities: 0.9%
 5,500	Edison International	                               204,904
                                                             ---------
TOTAL EQUITIES:
(COST:	$13,979,592)	                                    19,072,346
                                                            ----------
CASH EQUIVALENTS & RECEIVABLES: 14.4%
   Cash		                                               227,153
   JP Morgan Interest Bearing Deposit Acct.		     2,969,489
   Dividends and interest receivable	           	        18,080
                                                             ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES		             3,214,722
                                                             ---------
TOTAL ASSETS		                                    22,287,068
                                                             ---------
   Less liabilities: 		                                    -
NET ASSETS: 100.0%		                           $22,287,068
                                                           ===========
VOLUMETRIC SHARES OUTSTANDING	      	                     1,182,739
                                                             ---------
NET ASSET VALUE PER SHARE		                        $18.84
                                                               =======
	*  Non-income producing security






Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
Ticker: VOLMX
www.volumetric.com


Investment Adviser and
Transfer Agent
-----------------------
Volumetric Advisers, Inc.
Pearl River, New York


Custodian
---------
J.P. Morgan Chase
New York, New York

Independent Registered Public
Accounting Firm
------------------------------
BBD, LLP
Philadelphia, Pennsylvania


Board of Directors
-------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Josef  Haupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer